Shareholder Report	6 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($) Holding	Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Krane Shares Trust
Entity Central Index Key		0001547576
Entity Investment Company Type		N-1A
Document Period End Date	Mar. 31, 2025	Mar. 31, 2025
C000129136
Shareholder Report [Line Items]
Fund Name		KraneShares CSI China Internet ETF
Class Name		KraneShares CSI China Internet ETF
Trading Symbol		KWEB
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the KraneShares CSI China Internet ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://kraneshares.com/kweb/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number		1-855-857-2638
Additional Information Website		https://kraneshares.com/kweb/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares CSI China Internet ETF	$83	0.70%

Expenses Paid, Amount		$ 83
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

(a) CSI Overseas China Internet Index

(b) The Fund is in the Morningstar U.S. ETF China Region Category

The KraneShares CSI China Internet ETF seeks to provide investment results that, before expenses and fees, correspond generally to the price and yield performance of the CSI Overseas China Internet Index (the "Underlying Index"), which is designed to measure the performance of the investable universe of publicly traded China-based companies whose primary business or businesses are in the Internet and Internet-related sectors, as defined by the index sponsor, China Securities Index Co., Ltd.

China's internet equities outperformed China's equity market more broadly and global equities, broadly defined, due to several positive catalysts for China's internet equities during the Period, including stimulus measures announced by China's government in September, which included a stock market stabilization fund, consumer subsidies, and rate cuts. In addition, DeepSeek, China's answer to OpenAI's ChatGPT, was reported to operate at a higher level of efﬁciency and demand fewer chips to train than expected, potentially eliminating concerns over chip shortages for China's internet giants. Earnings reported by China internet companies were also strong during the Period.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	KraneShares CSI China Internet ETF - $12197	MSCI China All Shares Index (Net) (USD) - $11011	CSI Overseas China Internet Index - $12497
Mar/15	$10000	$10000	$10000
Mar/16	$10471	$7833	$10645
Mar/17	$12514	$8746	$12588
Mar/18	$18223	$11342	$18353
Mar/19	$14498	$10569	$14704
Mar/20	$13940	$9941	$14139
Mar/21	$23387	$14496	$23932
Mar/22	$9824	$10988	$10090
Mar/23	$10400	$10281	$10731
Mar/24	$8894	$8571	$9181
Mar/25	$12197	$11011	$12497

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
KraneShares CSI China Internet ETF	37.13%	-2.64%	2.01%
MSCI China All Shares Index (Net) (USD)	28.47%	2.07%	0.97%
CSI Overseas China Internet Index	36.11%	-2.44%	2.25%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 8,047,217,081	$ 8,047,217,081
Holdings Count | Holding	30	30
Advisory Fees Paid, Amount		$ 40,786,079
InvestmentCompanyPortfolioTurnover		54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$8,047,217,081	30	$40,786,079	54%

Holdings [Text Block]

 Sector WeightingsFootnote Reference*

Value	Value
Short-Term InvestmentFootnote Reference†	2.1%
Real Estate	3.5%
Industrials	3.9%
Financials	4.3%
Consumer Staples	5.3%
Communication Services	40.7%
Consumer Discretionary	42.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote†	This security, or a portion thereof, was purchased with cash collateral held from securities on loan.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Alibaba Group Holding	12.2%
Tencent Holdings	10.8%
PDD Holdings ADR	6.9%
Meituan, Cl B	6.6%
Trip.com Group	4.7%
Kanzhun ADR	4.5%
Kuaishou Technology, Cl B	4.1%
Tencent Music Entertainment Group ADR	4.0%
JD.com, Cl A	3.9%
Full Truck Alliance ADR	3.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Web Address		https://kraneshares.com/kweb/
C000129571
Shareholder Report [Line Items]
Fund Name		KraneShares Bosera MSCI China A 50 Connect Index ETF
Class Name		KraneShares Bosera MSCI China A 50 Connect Index ETF
Trading Symbol		KBA
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the KraneShares Bosera MSCI China A 50 Connect Index ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://kraneshares.com/kba/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number		1-855-857-2638
Additional Information Website		https://kraneshares.com/kba/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Bosera MSCI China A 50 Connect Index ETF	$60	0.56%

Expenses Paid, Amount		$ 60
Expense Ratio, Percent		0.56%
Factors Affecting Performance [Text Block]

(a) MSCI China A 50 Connect Index

(b) The Fund is in the Morningstar U.S. ETF China Region Category

The KraneShares Bosera MSCI China A 50 Connect Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the MSCI China A 50 Connect Index (the "Underlying Index"). The Underlying Index is constructed from the MSCI China A Index (the "Parent Index"), a broad-based benchmark index, which captures large and mid-capitalization China A-shares listed on the Shanghai Stock Exchange and/or the Shenzhen Stock Exchange and accessible through the Northbound Stock Connect program. The Underlying Index is designed to reflect the performance of the 50 largest securities representing each Global Industry Classification Standard (GICS) sector at the sector weight allocation of the Parent Index.

China's A-share market outpaced global equity markets during the Period, as measured by the MSCI All Country World Index (ACWI). China's A-share market benefited from the stimulus measures announced by China's government in September, which included a stock market stabilization fund, consumer subsidies, and rate cuts. Within the Fund, the best-performing sectors were Consumer Discretionary and Financials, while the worst-performing sectors were Real Estate and Energy. The deviation between the Fund's performance and that of the Underlying Index can be mainly attributed to management fees paid by the Fund.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	KraneShares Bosera MSCI China A 50 Connect Index ETF - $9034	MSCI China All Shares Index (Net) (USD) - $11011	Custom Blended KBA Index^ - $9524
Mar/15	$10000	$10000	$10000
Mar/16	$7282	$7833	$7512
Mar/17	$7133	$8746	$7617
Mar/18	$8751	$11342	$8987
Mar/19	$8400	$10569	$8469
Mar/20	$7897	$9941	$8030
Mar/21	$11846	$14496	$12133
Mar/22	$10903	$10988	$11201
Mar/23	$9526	$10281	$9905
Mar/24	$8022	$8571	$8396
Mar/25	$9034	$11011	$9524

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
KraneShares Bosera MSCI China A 50 Connect Index ETF	12.61%	2.73%	-1.01%
MSCI China All Shares Index (Net) (USD)	28.47%	2.07%	0.97%
Custom Blended KBA Index^	13.44%	3.47%	-0.49%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 189,121,002	$ 189,121,002
Holdings Count | Holding	85	85
Advisory Fees Paid, Amount		$ 1,004,622
InvestmentCompanyPortfolioTurnover		77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$189,121,002	85	$1,004,622	77%

Holdings [Text Block]

 Sector WeightingsFootnote Reference*

Value	Value
Real Estate	0.9%
Communication Services	1.1%
Energy	3.1%
Utilities	4.4%
Health Care	5.9%
Consumer Discretionary	7.9%
Materials	9.3%
Consumer Staples	11.6%
Industrials	14.6%
Information Technology	17.3%
Financials	23.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Contemporary Amperex Technology, Cl A	6.6%
Kweichow Moutai, Cl A	6.3%
Zijin Mining Group, Cl A	5.8%
BYD, Cl A	5.4%
China Merchants Bank, Cl A	4.0%
Hygon Information Technology, Cl A	3.7%
China Yangtze Power, Cl A	3.4%
Wanhua Chemical Group, Cl A	3.4%
Luxshare Precision Industry, Cl A	3.3%
Jiangsu Hengrui Pharmaceuticals, Cl A	3.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Web Address		https://kraneshares.com/kba/
C000141213
Shareholder Report [Line Items]
Fund Name		KraneShares MSCI All China Index ETF
Class Name		KraneShares MSCI All China Index ETF
Trading Symbol		KALL
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the KraneShares MSCI All China Index ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://kraneshares.com/kall/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number		1-855-857-2638
Additional Information Website		https://kraneshares.com/kall/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares MSCI All China Index ETF	$56	0.49%

Expenses Paid, Amount		$ 56
Expense Ratio, Percent		0.49%
Factors Affecting Performance [Text Block]

(a) MSCI China All Shares Index

(b) The Fund is in the Morningstar U.S. ETF China Region Category.

The KraneShares MSCI All China Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the MSCI China All Shares Index (the "Underlying Index"). The Underlying Index seeks to track the equity market performance of companies based in China and listed in Mainland China, Hong Kong and the United States. Companies available for inclusion must be headquartered in China and meet the market capitalization minimums required by the MSCI Global Investable Market Indexes Methodology.

The Fund outperformed global equities, as measured by the MSCI ACWI, significantly during the Period. Offshore listings in Hong Kong and the United States contributed the most to performance. Unprecedented stimulus measures announced by China's government in September, which included a stock market stabilization fund, consumer subsidies, and rate cuts, were a key catalyst for the Fund during the Period. Offshore-listed internet and technology stocks were top performers within the Fund during the Period, as DeepSeek, China's answer to OpenAI's ChatGPT, was reported to operate at a higher level of efﬁciency and demand fewer chips to train, potentially eliminating concerns over chip shortages for many of China's internet and technology companies. The deviation between the Fund's performance and that of the Underlying Index can be mainly attributed to management fees paid by the Fund.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	KraneShares MSCI All China Index ETF - $11965	MSCI China All Shares Index (Net) (USD) - $11011	Custom Blended KALL Index^ - $11870
Mar/15	$10000	$10000	$10000
Mar/16	$8619	$7833	$8647
Mar/17	$9564	$8746	$9860
Mar/18	$11571	$11342	$11779
Mar/19	$11164	$10569	$11394
Mar/20	$10461	$9941	$10717
Mar/21	$15479	$14496	$15628
Mar/22	$11711	$10988	$11846
Mar/23	$10957	$10281	$11083
Mar/24	$9303	$8571	$9240
Mar/25	$11965	$11011	$11870

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
KraneShares MSCI All China Index ETF	28.62%	2.72%	1.81%
MSCI China All Shares Index (Net) (USD)	28.47%	2.07%	0.97%
Custom Blended KALL Index^	28.47%	2.07%	1.73%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 10,209,728	$ 10,209,728
Holdings Count | Holding	201	201
Advisory Fees Paid, Amount		$ 39,611
InvestmentCompanyPortfolioTurnover		17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$10,209,728	201	$39,611	17%

Holdings [Text Block]

 Sector WeightingsFootnote Reference*

Value	Value
Real Estate	2.1%
Utilities	3.2%
Energy	3.4%
Materials	3.8%
Health Care	4.0%
Industrials	6.2%
Information Technology	6.4%
Consumer Staples	7.5%
Communication Services	14.8%
Consumer Discretionary	24.0%
Financials	24.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Tencent Holdings	10.2%
Alibaba Group Holding	6.9%
Xiaomi, Cl B	3.0%
Meituan, Cl B	2.8%
China Construction Bank, Cl H	2.3%
Kweichow Moutai, Cl A	2.1%
PDD Holdings ADR	2.0%
BYD, Cl H	1.7%
JD.com, Cl A	1.5%
Bank of China, Cl H	1.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/kall/#documents or upon request at 1-855-857-2638.

Upon the recommendation of Krane Funds Advisors, LLC, the adviser to the Fund, the Board of Trustees of KraneShares Trust has approved the liquidation and termination of the Fund. Accordingly the Fund ceased operations and liquidated on May 27, 2025.

Updated Prospectus Web Address		https://kraneshares.com/kall/
C000180685
Shareholder Report [Line Items]
Fund Name		KraneShares MSCI One Belt One Road Index ETF
Class Name		KraneShares MSCI One Belt One Road Index ETF
Trading Symbol		OBOR
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the KraneShares MSCI One Belt One Road Index ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://kraneshares.com/obor/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number		1-855-857-2638
Additional Information Website		https://kraneshares.com/obor/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares MSCI One Belt One Road Index ETF	$82	0.79%

Expenses Paid, Amount		$ 82
Expense Ratio, Percent		0.79%
Factors Affecting Performance [Text Block]

(a) MSCI Global China Infrastructure Exposure Index

(b) The Fund is in the Morningstar U.S. ETF Infrastructure Category

The KraneShares MSCI One Belt One Road Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the MSCI Global China Infrastructure Exposure Index (the Underlying Index). The Underlying Index aims to identify potential beneficiaries of the "Belt & Road" or "One Belt One Road" initiative by the central government in China based on how their geography, revenue, and sector attributes align with the broad theme. The Fund seeks to capture potential upside for the companies involved in China's Belt & Road Initiative.

The shares in the companies involved in or related to China's outbound infrastructure investment initiatives slightly underperformed Emerging Markets equities, as measured by the MSCI Emerging Markets Index, and global equities, as measured by the MSCI ACWI. These companies tend to be concentrated in the Industrial and Financial sectors, which underperformed more growth-oriented sectors, such as Communication Services and Consumer Discretionary, across Emerging Markets, leading the Fund to underperform. Within the Fund, the top-performing countries were South Africa and Israel, while the worst-performing countries were the Philippines and Malaysia. Within the Fund, the top-performing sectors were Financials and Utilities, while the worst-performing sectors were Communication Services and Industrials. The deviation between the Fund's performance and that of the Underlying Index can be mainly attributed to management fees paid by the Fund.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	KraneShares MSCI One Belt One Road Index ETF - $11038	MSCI ACWI Index (Net) (USD) - $19643	MSCI Global China Infrastructure Exposure Index (Net) - $11911
Sep/17	$10000	$10000	$10000
Mar/18	$10267	$10644	$10309
Mar/19	$9759	$10921	$9922
Mar/20	$7634	$9692	$7971
Mar/21	$12659	$14983	$13358
Mar/22	$12519	$16074	$13216
Mar/23	$10643	$14878	$11274
Mar/24	$10281	$18333	$11035
Mar/25	$11038	$19643	$11911

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Since Inception
KraneShares MSCI One Belt One Road Index ETF	7.37%	7.65%	1.31%
MSCI ACWI Index (Net) (USD)	7.15%	15.18%	9.33%
MSCI Global China Infrastructure Exposure Index (Net)	7.93%	8.36%	2.34%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,249,166	$ 3,249,166
Holdings Count | Holding	118	118
Advisory Fees Paid, Amount		$ 27,280
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,249,166	118	$27,280	19%

Holdings [Text Block]

 Country WeightingsFootnote Reference*

Value	Value
Other Countries	1.3%
Kazakhstan	0.9%
Malaysia	1.7%
Poland	2.1%
Turkey	2.2%
Thailand	4.3%
South Africa	4.5%
Indonesia	4.6%
India	5.0%
Israel	7.9%
Singapore	10.1%
Kuwait	10.5%
China	44.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Kuwait Finance House	10.3%
Oversea-Chinese Banking	7.4%
China Yangtze Power, Cl A	4.9%
Elbit Systems	4.7%
PTT	4.3%
Impala Platinum Holdings	2.8%
China Petroleum & Chemical, Cl H	2.2%
KGHM Polska Miedz	2.1%
Beijing-Shanghai High Speed Railway, Cl A	2.0%
Turk Hava Yollari AO	2.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Web Address		https://kraneshares.com/obor/
C000176655
Shareholder Report [Line Items]
Fund Name		KraneShares Emerging Markets Consumer Technology Index ETF
Class Name		KraneShares Emerging Markets Consumer Technology Index ETF
Trading Symbol		KEMQ
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the KraneShares Emerging Markets Consumer Technology Index ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://kraneshares.com/kemq/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number		1-855-857-2638
Additional Information Website		https://kraneshares.com/kemq/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Emerging Markets Consumer Technology Index ETF	$62	0.55%

Expenses Paid, Amount		$ 62
Expense Ratio, Percent		0.55%
Factors Affecting Performance [Text Block]

(a) Solactive Emerging Markets Consumer Technology Index

(b) The Fund is in the Morningstar U.S. ETF Diversified Emerging Markets Category

The KraneShares Emerging Markets Consumer Technology Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Solactive Emerging Markets Consumer Technology Index (the "Underlying Index"). The Underlying Index selects companies from 26 eligible countries within emerging markets whose primary business or businesses are internet retail, internet software/services, purchase, payment processing, semiconductor production, or software for internet and e-commerce transactions.

Emerging Markets consumer technology equities outperformed global equities, as measured by the MSCI ACWI, during the Period. These stocks benefited from stimulus and AI innovation in China, and strong economic growth in Latin America and Southeast Asia. Within the Fund, the best-performing stocks included financial technology companies and online health care platforms. In contrast, the worst-performing stocks included chipmakers, which came off record-high valuations, and payments processors. Within the Fund, the best-performing countries were Singapore and China, while the worst-performing countries were Taiwan and Brazil. The deviation between the Fund's performance and that of the Underlying Index can be mainly attributed to management fees paid by the Fund.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	KraneShares Emerging Markets Consumer Technology Index ETF - $7746	MSCI Emerging Markets Index (NR) (USD) - $11779	Solactive Emerging Markets Consumer Technology Index (TR) (USD) - $8301
Oct/17	$10000	$10000	$10000
Mar/18	$10592	$10546	$10802
Mar/19	$9176	$9765	$9421
Mar/20	$7957	$8038	$8225
Mar/21	$13355	$12731	$13922
Mar/22	$7537	$11284	$7987
Mar/23	$6384	$10076	$6831
Mar/24	$6226	$10898	$6643
Mar/25	$7746	$11779	$8301

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Since Inception
KraneShares Emerging Markets Consumer Technology Index ETF	24.41%	-0.54%	-3.36%
MSCI Emerging Markets Index (NR) (USD)	8.09%	7.94%	2.22%
Solactive Emerging Markets Consumer Technology Index (TR) (USD)	24.96%	0.18%	-2.46%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 20,197,851	$ 20,197,851
Holdings Count | Holding	53	53
Advisory Fees Paid, Amount		$ 89,103
InvestmentCompanyPortfolioTurnover		63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$20,197,851	53	$89,103	63%

Holdings [Text Block]

 Country/Asset WeightingsFootnote Reference*

Value	Value
Other Countries	1.7%
Greece	0.9%
Short-Term InvestmentFootnote Reference†	2.0%
Netherlands	2.0%
Japan	2.7%
Finland	2.7%
India	3.6%
South Africa	3.7%
Singapore	3.9%
Brazil	4.3%
Taiwan	13.0%
South Korea	17.7%
China	44.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote†	This security, or a portion thereof, was purchased with cash collateral held from securities on loan.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Sea ADR	3.9%
JD.com, Cl A	3.8%
PDD Holdings ADR	3.8%
NetEase	3.7%
SK Hynix	3.7%
Naspers, Cl N	3.7%
Alibaba Group Holding	3.6%
Tencent Holdings	3.6%
Meituan, Cl B	3.5%
Taiwan Semiconductor Manufacturing	3.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/kemq/#documents or upon request at 1-855-857-2638.

Effective November 1, 2024, Krane has contractually agreed to waive its management fee by 0.30% of the average daily net assets of the Fund. This contractual fee waiver will continue until August 1, 2025, and may only be terminated prior thereto by the Board. Prior to November 1, 2024, Krane had contractually agreed to waive its management fee by 0.20% of the average daily net assets of the Fund.

Updated Prospectus Web Address		https://kraneshares.com/kemq/
C000157444
Shareholder Report [Line Items]
Fund Name		KraneShares MSCI China Clean Technology Index ETF
Class Name		KraneShares MSCI China Clean Technology Index ETF
Trading Symbol		KGRN
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the KraneShares MSCI China Clean Technology Index ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://kraneshares.com/kgrn/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number		1-855-857-2638
Additional Information Website		https://kraneshares.com/kgrn/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares MSCI China Clean Technology Index ETF	$90	0.79%

Expenses Paid, Amount		$ 90
Expense Ratio, Percent		0.79%
Factors Affecting Performance [Text Block]

(a) MSCI China IMI Environment 10/40 Index

(b) The Fund is in the Morningstar U.S. ETF China Region Category

The KraneShares MSCI China Clean Technology Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the MSCI China IMI Environment 10/40 Index (the "Underlying Index"). The Underlying Index comprises securities that derive at least 50% of their revenues from environmentally beneficial products and services. The Underlying Index is based on four key clean technology themes: (1) Alternative Energy, (2) Sustainable Water, (3) Pollution Prevention and (4) Energy Efficiency. The Underlying Index is designed to measure the performance of Chinese companies that focus on contributing to a more environmentally sustainable economy by making efficient use of scarce natural resources or by mitigating the impact of environmental degradation.

China's clean technology equities outperformed global equities, as represented by the MSCI ACWI, and China equities more broadly, as represented by the MSCI China All Shares Index, during the Period. Within the Fund, electric vehicle (EV) manufacturers, supported by consumer subsidies targeting the automotive industry, outperformed new energy system component suppliers, which were challenged by the potential for increased trade protectionism abroad, including in the U.S., among other factors. Xpeng, an EV manufacturer and top Fund holding, beat earnings per share (EPS) estimates for the fourth quarter of 2024. Meanwhile, Xinyi Solar, a manufacturer of solar panels and equipment, fell short of expectations for its EPS for the second half of 2024, posting a loss for the year after three years of net profits. The deviation between the Fund's performance and that of the Underlying Index can be mainly attributed to management fees paid by the Fund.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	KraneShares MSCI China Clean Technology Index ETF - $11552	MSCI China All Shares Index (Net) (USD) - $9988	MSCI China IMI Environment 10/40 Index (Net) (USD) - $10935
Oct/17	$10000	$10000	$10000
Mar/18	$9544	$10289	$9569
Mar/19	$8277	$9588	$8373
Mar/20	$7187	$9018	$7274
Mar/21	$17466	$13150	$16965
Mar/22	$15962	$9968	$15018
Mar/23	$12656	$9326	$11762
Mar/24	$9091	$7775	$8505
Mar/25	$11552	$9988	$10935

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Since Inception
KraneShares MSCI China Clean Technology Index ETF	27.07%	9.96%	1.95%
MSCI China All Shares Index (Net) (USD)	28.47%	2.07%	-0.02%
MSCI China IMI Environment 10/40 Index (Net) (USD)	28.58%	8.50%	1.20%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 48,392,215	$ 48,392,215
Holdings Count | Holding	47	47
Advisory Fees Paid, Amount		$ 404,836
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$48,392,215	47	$404,836	36%

Holdings [Text Block]

 Sector WeightingsFootnote Reference*

Value	Value
Information Technology	17.0%
Industrials	18.7%
Utilities	20.6%
Consumer Discretionary	43.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
XPeng, Cl A	10.6%
BYD, Cl H	9.6%
Li Auto, Cl A	8.7%
Contemporary Amperex Technology, Cl A	8.4%
China Yangtze Power, Cl A	4.5%
Kingdee International Software Group	4.1%
Zhejiang Leapmotor Technology	4.0%
CGN Power, Cl H	3.8%
NIO, Cl A	3.7%
China Longyuan Power Group, Cl H	3.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Web Address		https://kraneshares.com/kgrn/
C000198139
Shareholder Report [Line Items]
Fund Name		KraneShares Electric Vehicles and Future Mobility Index ETF
Class Name		KraneShares Electric Vehicles and Future Mobility Index ETF
Trading Symbol		KARS
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the KraneShares Electric Vehicles and Future Mobility Index ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://kraneshares.com/kars/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number		1-855-857-2638
Additional Information Website		https://kraneshares.com/kars/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Electric Vehicles and Future Mobility Index ETF	$70	0.72%

Expenses Paid, Amount		$ 70
Expense Ratio, Percent		0.72%
Factors Affecting Performance [Text Block]

(a) Bloomberg Electric Vehicles Index

(b) The Fund is in the Morningstar U.S. ETF Industrials Category

The KraneShares Electric Vehicle & Future Mobility Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Bloomberg Electric Vehicles Index (the "Underlying Index"). The Underlying Index seeks to measure the performance of companies that are engaged in the production of electric vehicles, their components, or other initiatives that may change the future of mobility. This includes electric vehicles, autonomous driving, lithium and/or copper production, lithium-ion/lead acid battery production, hydrogen fuel cell manufacturing, and/or electric infrastructure businesses.

The global electric vehicle (“EV”) and future mobility ecosystem was challenged by waning support for the electrification of transport from the U.S. government following a surge in support with the Biden Administration's 2023 Inflation Reduction Act. Nonetheless, global electric vehicle sales reached another record high of over 17 million units in 2024. Electric vehicle manufacturers in China outperformed those in other regions. Within the Fund, the best-performing industries were vehicle manufacturers and EV components, while the worst-performing industries were hydrogen engines, fuel cells, and EV charging infrastructure. The deviation between the Fund's performance and that of the Underlying Index can be mainly attributed to management fees paid by the Fund.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	KraneShares Electric Vehicles and Future Mobility Index ETF - $9639	MSCI ACWI Index (Net) (USD) - $17465	Custom Blended KARS Index^ - $10069
Jan/18	$10000	$10000	$10000
Mar/18	$9320	$9464	$9287
Mar/19	$8370	$9710	$8307
Mar/20	$7856	$8617	$7812
Mar/21	$17476	$13322	$17567
Mar/22	$17484	$14291	$17951
Mar/23	$13676	$13228	$14081
Mar/24	$10132	$16299	$10567
Mar/25	$9639	$17465	$10069

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Since Inception
KraneShares Electric Vehicles and Future Mobility Index ETF	-4.86%	4.18%	-0.51%
MSCI ACWI Index (Net) (USD)	7.15%	15.18%	8.05%
Custom Blended KARS Index^	-4.71%	5.21%	0.10%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 63,659,698	$ 63,659,698
Holdings Count | Holding	53	53
Advisory Fees Paid, Amount		$ 544,206
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$63,659,698	53	$544,206	39%

Holdings [Text Block]

 Country/Asset WeightingsFootnote Reference*

Value	Value
Sweden	0.9%
Belgium	1.5%
Germany	2.3%
Chile	2.8%
Japan	5.2%
Short-Term InvestmentFootnote Reference†	6.0%
Australia	7.4%
South Korea	9.1%
United States	14.5%
China	55.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote†	This security, or a portion thereof, was purchased with cash collateral held from securities on loan.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
BYD, Cl A	4.6%
XPeng, Cl A	4.4%
Panasonic Holdings	4.2%
Li Auto, Cl A	4.1%
Contemporary Amperex Technology, Cl A	4.0%
Geely Automobile Holdings	4.0%
Rivian Automotive, Cl A	4.0%
Zhejiang Leapmotor Technology	3.5%
CMOC Group, Cl A	3.0%
Tesla	3.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Web Address		https://kraneshares.com/kars/
C000195635
Shareholder Report [Line Items]
Fund Name		KraneShares MSCI All China Health Care Index ETF
Class Name		KraneShares MSCI All China Health Care Index ETF
Trading Symbol		KURE
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the KraneShares MSCI All China Health Care Index ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://kraneshares.com/kure/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number		1-855-857-2638
Additional Information Website		https://kraneshares.com/kure/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares MSCI All China Health Care Index ETF	$68	0.65%

Expenses Paid, Amount		$ 68
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

(a) MSCI China All Shares Health Care 10/40 Index

(b) The Fund is in the Morningstar U.S. ETF China Region Category

The KraneShares MSCI All China Health Care Index ETF seeks to provide investment results that, before fees and expenses, track the price and yield performance of the MSCI China All Shares Health Care 10/40 Index (the "Underlying Index"). The Underlying Index captures large and mid-cap representation across China A‐shares, B‐shares, H‐shares, Red‐chips, P‐chips, and foreign listings (e.g. American depositary receipts). The Underlying Index is designed to reflect the various China equity share classes, including those listed in Hong Kong, Shanghai, Shenzhen, and outside of China.

China's health care equities outperformed global equities, as measured by the MSCI ACWI, during the Period. China's health care equities benefited from the stimulus measures announced by China's government in September, which included a stock market stabilization fund, consumer subsidies, and rate cuts. China's regulators also adopted a more supportive approach to the sector than in the past, releasing plans to induce more private investments in innovative medicine and expand insurance programs to cover the costs of new drug development. In addition, Fund holding Akeso developed a new lung cancer treatment during the Period that could be twice as effective as the current global best-in-class treatments, based on initial clinical trial data driving positive performance for the Fund. The deviation between the Fund's performance and that of the Underlying Index can be mainly attributed to management fees paid by the Fund.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	KraneShares MSCI All China Health Care Index ETF - $7336	MSCI China All Shares Index (Net) (USD) - $8814	MSCI China All Shares Healthcare 10/40 Index (Net) (USD) - $7736
Jan/18	$10000	$10000	$10000
Mar/18	$10660	$9079	$10746
Mar/19	$8955	$8460	$8951
Mar/20	$9578	$7958	$9649
Mar/21	$15426	$11604	$15776
Mar/22	$10971	$8796	$11353
Mar/23	$9583	$8230	$9942
Mar/24	$6794	$6861	$7116
Mar/25	$7336	$8814	$7736

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Since Inception
KraneShares MSCI All China Health Care Index ETF	7.98%	-5.19%	-4.23%
MSCI China All Shares Index (Net) (USD)	28.47%	2.07%	-1.75%
MSCI China All Shares Healthcare 10/40 Index (Net) (USD)	8.72%	-4.32%	-3.52%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 86,599,232	$ 86,599,232
Holdings Count | Holding	51	51
Advisory Fees Paid, Amount		$ 301,369
InvestmentCompanyPortfolioTurnover		77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$86,599,232	51	$301,369	77%

Holdings [Text Block]

 Industry WeightingsFootnote Reference*

Value	Value
Health Care Providers & Services	8.8%
Health Care Equipment & Supplies	13.0%
Life Sciences Tools & Services	16.1%
Biotechnology	26.2%
Pharmaceuticals	35.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
BeiGene	8.6%
Jiangsu Hengrui Pharmaceuticals, Cl A	8.0%
Wuxi Biologics Cayman	7.5%
Shenzhen Mindray Bio-Medical Electronics, Cl A	7.2%
Innovent Biologics	4.7%
WuXi AppTec, Cl A	4.3%
Akeso	3.9%
Aier Eye Hospital Group, Cl A	3.2%
CSPC Pharmaceutical Group	3.2%
Sino Biopharmaceutical	3.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Web Address		https://kraneshares.com/kure/
C000195632
Shareholder Report [Line Items]
Fund Name		KraneShares Asia Pacific High Income USD Bond ETF
Class Name		KraneShares Asia Pacific High Income USD Bond ETF
Trading Symbol		KHYB
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the KraneShares Asia Pacific High Income USD Bond ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://kraneshares.com/khyb/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number		1-855-857-2638
Additional Information Website		https://kraneshares.com/khyb/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Asia Pacific High Income USD Bond ETF	$72	0.69%

Expenses Paid, Amount		$ 72
Expense Ratio, Percent		0.69%
Factors Affecting Performance [Text Block]

^ Fund is actively managed and does not track an Underlying Index

(1) The Fund is in the Morningstar U.S. ETF Emerging Markets Bond Category

The KraneShares Asia Pacific High Income U.S.D. Bond ETF seeks to provide a total return that, before fees and expenses, exceeds that of the JP Morgan Asia Credit Index (JACI) Non-Investment Grade Corporate (the "Benchmark Index") over a complete market cycle. The Benchmark Index is comprised of liquid U.S. dollar-denominated debt instruments issued out of Asia ex-Japan and is market capitalization weighted. The Underlying Index is limited to issuers classified as noninvestment grade based on the middle rating between Moody's, Fitch, and S&P.

The Asia ex Japan high yield bond market slightly underperformed the global high yield bond market, as measured by the Bloomberg Global High Yield Index, during the Period. China real estate developers' bonds continued to recover on strong government support and backstop measures, contributing positively to the Fund's performance and resulting in real estate issuers doubling as a percentage of the total portfolio. Meanwhile, trade-related uncertainties led to a slight widening of high-yield spreads in Asia. However, relatively benign inflation in local economies and rate cut cycles initiated by multiple regional central banks during the Period supported bond prices, mitigating losses by the Fund.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	KraneShares Asia Pacific High Income USD Bond ETF - $10533	JP Morgan Asia Credit Index (JACI) (TR) (USD) - $11499	Custom Blended KHYB Index^ - $10584
Jun/18	$10000	$10000	$10000
Mar/19	$10572	$10665	$10884
Mar/20	$10178	$10915	$10527
Mar/21	$11432	$11897	$11869
Mar/22	$9177	$11006	$9296
Mar/23	$9136	$10714	$9238
Mar/24	$9759	$11343	$9547
Mar/25	$10533	$11499	$10584

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Since Inception
KraneShares Asia Pacific High Income USD Bond ETF	7.93%	0.69%	0.77%
JP Morgan Asia Credit Index (JACI) (TR) (USD)	6.63%	2.07%	2.85%
Custom Blended KHYB Index^	10.87%	0.11%	0.84%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 25,273,651	$ 25,273,651
Holdings Count | Holding	80	80
Advisory Fees Paid, Amount		$ 121,225
InvestmentCompanyPortfolioTurnover		158.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$25,273,651	80	$121,225	158%

Holdings [Text Block]

 Maturity WeightingsFootnote Reference*Footnote Reference^

Value	Value
Perpetual MaturityFootnote Reference(A)	23.6%
Greater than 10 Years	1.1%
5 to 10 Years	6.3%
3 to 5 Years	14.8%
1 to 3 Years	37.5%
Less than 1 Year	9.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote^	This chart does not include cash, and therefore, the investments as a percentage to total net assets (which includes cash) will not add up to 100%.
Footnote(A)	Perpetual security with no stated maturity date.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Fuqing Investment Management	3.250%	06/23/25	2.4%
Mong Duong Finance Holdings BV	5.125%	05/07/29	2.2%
Standard Chartered, H15T5Y + 3.135%	4.300%	—Footnote Reference(A)	2.1%
Greentown China Holdings	8.450%	02/24/28	2.0%
Pingan Real Estate Capital	3.450%	07/29/26	1.9%
Piramal Finance	7.800%	01/29/28	1.8%
Yanlord Land HK	5.125%	05/20/26	1.7%
VLL International	7.250%	07/20/27	1.7%
Golomt Bank	11.000%	05/20/27	1.6%
Vedanta Resources Finance II	10.875%	09/17/29	1.6%
Footnote	Description
Footnote(A)	Perpetual security with no stated maturity date.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/khyb/#documents or upon request at 1-855-857-2638.

Effective August 1, 2024, the name of the Fund changed from the “KraneShares Asia Pacific High Income Bond ETF” to the “KraneShares Asia Pacific High Income USD Bond ETF”.

Updated Prospectus Web Address		https://kraneshares.com/khyb/
C000210156
Shareholder Report [Line Items]
Fund Name		KraneShares MSCI Emerging Markets ex China Index ETF
Class Name		KraneShares MSCI Emerging Markets ex China Index ETF
Trading Symbol		KEMX
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the KraneShares MSCI Emerging Markets ex China Index ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://kraneshares.com/kemx/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number		1-855-857-2638
Additional Information Website		https://kraneshares.com/kemx/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares MSCI Emerging Markets ex China Index ETF	$24	0.24%

Expenses Paid, Amount		$ 24
Expense Ratio, Percent		0.24%
Factors Affecting Performance [Text Block]

(a) MSCI Emerging Markets ex China Index

(b) The Fund is in the Morningstar U.S. ETF Diversified Emerging Markets Category

The KraneShares MSCI Emerging Markets ex China Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the MSCI Emerging Markets ex China Index (the "Underlying Index"). The Underlying Index is a free float-adjusted market capitalization-weighted index designed to track the equity market performance of mid- and large-cap companies of emerging market countries, excluding China.

Emerging Markets equities, excluding China, underperformed both China, as measured by the MSCI China All Shares Index, and the global equity market, as measured by the MSCI ACWI. U.S. dollar strength and the anticipation of increased U.S. tariffs and protectionism weighed on Emerging Markets during the Period. Meanwhile, a re-rating of semiconductor manufacturers after their valuations reached all-time highs and DeepSeek's demonstration that large language models (LLMs) may require significantly fewer chips to train weighed on key semiconductor-producing countries, Taiwan and South Korea. Within the Fund, the best-performing countries were the Czech Republic and Colombia, while the worst-performing countries were Indonesia and Mexico. Within the Fund, the best-performing sectors were Utilities and Financials, while the worst-performing sectors were Materials and Industrials. The deviation between the Fund's performance and that of the Underlying Index can be mainly attributed to management fees paid by the Fund.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	KraneShares MSCI Emerging Markets ex China Index ETF - $13383	MSCI Emerging Markets Index (NR) (USD) - $11732	MSCI Emerging Markets ex China Index (Net) (USD) - $12979
Apr/19	$10000	$10000	$10000
Mar/20	$7569	$8005	$7371
Mar/21	$12957	$12679	$12440
Mar/22	$13031	$11238	$12697
Mar/23	$11451	$10036	$11006
Mar/24	$13589	$10854	$13263
Mar/25	$13383	$11732	$12979

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Since Inception
KraneShares MSCI Emerging Markets ex China Index ETF	-1.51%	12.07%	5.00%
MSCI Emerging Markets Index (NR) (USD)	8.09%	7.94%	2.71%
MSCI Emerging Markets ex China Index (Net) (USD)	-2.14%	11.98%	4.46%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 63,995,861	$ 63,995,861
Holdings Count | Holding	291	291
Advisory Fees Paid, Amount		$ 170,053
InvestmentCompanyPortfolioTurnover		3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$63,995,861	291	$170,053	3%

Holdings [Text Block]

 Country WeightingsFootnote Reference*

Value	Value
Other Countries	5.4%
Qatar	1.2%
United Arab Emirates	1.3%
Thailand	1.6%
Poland	2.1%
Malaysia	2.4%
Indonesia	2.4%
Mexico	3.7%
South Africa	6.5%
Brazil	7.0%
South Korea	15.8%
India	22.3%
Taiwan	28.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	11.9%
Samsung Electronics	3.7%
ICICI Bank	1.8%
HDFC Bank	1.7%
Infosys ADR	1.7%
SK Hynix	1.5%
MediaTek	1.5%
Bharti Airtel	1.4%
Hon Hai Precision Industry	1.3%
Naspers, Cl N	1.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Web Address		https://kraneshares.com/kemx/
C000214065
Shareholder Report [Line Items]
Fund Name		KraneShares Global Carbon Strategy ETF
Class Name		KraneShares Global Carbon Strategy ETF
Trading Symbol		KRBN
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the KraneShares Global Carbon Strategy ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://kraneshares.com/krbn/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number		1-855-857-2638
Additional Information Website		https://kraneshares.com/krbn/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Global Carbon Strategy ETF	$78	0.79%

Expenses Paid, Amount		$ 78
Expense Ratio, Percent		0.79%
Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 172,178,220	$ 172,178,220
Holdings Count | Holding	9	9
Advisory Fees Paid, Amount		$ 2,032,003
InvestmentCompanyPortfolioTurnover		45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$172,178,220	9	$2,032,003	45%

Holdings [Text Block]

Market ExposureFootnote Reference*

Futures Contracts:
Futures Contract	103.4%
Collateral and Currency Management:
Short-Term Investment, GVMXX	0.1%
Exchange-Traded FundFootnote Reference**	68.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets. All Investments are presented at market value with the exception of future contracts which are presented at the notional amount.
Footnote**	Affiliated Investment

Largest Holdings [Text Block]

Futures BreakdownFootnote Reference^

Data as of 3/31/2025

Value	Value
CCA 2025 Future	20.0%
REG 2025 Future	5.0%
CCA 2026 Future	5.0%
EUA 2025 Future	54.9%
EUA 2026 Future	5.0%
UKA 2025 Future	5.0%
WSH 2025 Future	5.1%
Footnote	Description
Footnote^	Percentages are calculated based on total notional value. Future contracts are presented at the notional value.

Updated Prospectus Web Address		https://kraneshares.com/krbn/
C000222186
Shareholder Report [Line Items]
Fund Name		KraneShares Value Line<sup style="box-sizing: border-box; color: rgb(38, 137, 197); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Dynamic Dividend Equity Index ETF
Trading Symbol		KVLE
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the KraneShares Value Line® Dynamic Dividend Equity Index ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://kraneshares.com/kvle/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number		1-855-857-2638
Additional Information Website		https://kraneshares.com/kvle/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Value Line® Dynamic Dividend Equity Index ETF	$59	0.56%

Expenses Paid, Amount		$ 59
Expense Ratio, Percent		0.56%
Factors Affecting Performance [Text Block]

(a) Value Line® Dynamic Dividend Equity Index

(b) The Fund is in the Morningstar U.S. ETF Large Value Category

The KraneShares Value Line® Dynamic Dividend Equity Index ETF seeks to provide investment results that correspond generally to the price and yield performance of the Value Line® Dynamic Dividend Equity Index (the "Underlying Index"). The Underlying Index introduces a market-adaptive approach to investing in U.S. large-cap companies. The strategy seeks to identify U.S. companies whose equity securities pay a high dividend yield and are the highest rated by Value Line®'s Safety™ and Timeliness™ Ranking Systems. Careful quantitative modeling, which incorporates a unique set of risk management tools, adjusts the beta of the overall portfolio based on the market environment. The index is rebalanced monthly.

During the Period, large-cap, high-dividend, diversified U.S. stocks outperformed global equities, as represented by the MSCI ACWI, and outperformed broad U.S. equities, as measured by the S&P 500 Index. The Fund's sector-neutral approach proved valuable when high concentrations in other U.S. indexes led them to underperform as uncertainties rose in the first quarter of 2025. Within the Fund, the best-performing sectors were Utilities and Energy, while the worst-performing sectors were Materials and Consumer Discretionary. The deviation between the Fund's performance and that of the Underlying Index can be mainly attributed to management fees paid by the Fund.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	KraneShares Value Line® Dynamic Dividend Equity Index ETF - $16307	S&P 500 Index (TR) - $16751	Value Line® Dynamic Dividend Equity Index (NR) (USD) - $16083
Nov/20	$10000	$10000	$10000
Mar/21	$11546	$11165	$11529
Mar/22	$13003	$12912	$12966
Mar/23	$13027	$11914	$12950
Mar/24	$14650	$15474	$14522
Mar/25	$16307	$16751	$16083

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception
KraneShares Value Line® Dynamic Dividend Equity Index ETF	11.31%	11.89%
S&P 500 Index (TR)	8.25%	12.58%
Value Line® Dynamic Dividend Equity Index (NR) (USD)	10.75%	11.53%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 28,483,315	$ 28,483,315
Holdings Count | Holding	80	80
Advisory Fees Paid, Amount		$ 172,898
InvestmentCompanyPortfolioTurnover		80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$28,483,315	80	$172,898	80%

Holdings [Text Block]

 Sector WeightingsFootnote Reference*

Value	Value
Real Estate	2.2%
Materials	2.4%
Utilities	5.0%
Consumer Staples	7.6%
Consumer Discretionary	7.7%
Energy	8.8%
Communication Services	9.9%
Health Care	10.4%
Financials	10.6%
Industrials	12.6%
Information Technology	22.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	5.4%
NVIDIA	5.4%
Apple	5.0%
Alphabet, Cl C	4.4%
Amazon.com	2.4%
Home Depot	2.3%
Visa, Cl A	2.1%
Cisco Systems	1.9%
Comcast, Cl A	1.8%
Goldman Sachs Group	1.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Web Address		https://kraneshares.com/kvle/
C000223083
Shareholder Report [Line Items]
Fund Name		KraneShares Mount Lucas Managed Futures Index Strategy ETF
Class Name		KraneShares Mount Lucas Managed Futures Index Strategy ETF
Trading Symbol		KMLM
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the KraneShares Mount Lucas Managed Futures Index Strategy ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://kraneshares.com/kmlm/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number		1-855-857-2638
Additional Information Website		https://kraneshares.com/kmlm/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Mount Lucas Managed Futures Index Strategy ETF	$86	0.90%

Expenses Paid, Amount		$ 86
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

(a) KFA MLM Index

(b) The Fund is in the Morningstar U.S. ETF Systematic Trend Category

The KraneShares Mount Lucas Managed Futures Index Strategy ETF seeks to provide investment results that, before fees and expenses, track the price performance of the KFA MLM Index (the "Underlying Index"). The Index consists of a portfolio of twenty-two liquid futures contracts traded on U.S. and foreign exchanges. The Index includes futures contracts on 11 commodities, six currencies, and five global bond markets. These three baskets are weighted by their relative historical volatility, and within each basket, the constituent markets are equal dollar weighted.

The Fund's long position in gold and short positions in natural gas and wheat all contributed positively to performance for the Period. The Fund’s frequent rotation between long and short positions in crude oil, which were triggered by changes in the one-year moving averages that the Underlying Index uses to determine long versus short exposure, detracted from performance. In addition, the Fund charges a management fee, which the Underlying Index does not, which detracted from the Fund’s performance relative to that of the Underlying Index.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 221,264,948	$ 221,264,948
Holdings Count | Holding	27	27
Advisory Fees Paid, Amount		$ 2,875,942
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$221,264,948	27	$2,875,942	0%

Holdings [Text Block]

 Commodity ExposureFootnote Reference*Footnote Reference^

Commodity Exposures as of 3/31/2025	Identifier	Position	% NAV
COPPER FUTURE JUL25	HGH5	Long	7.58%
GOLD 100 OZ FUTR JUN25	GCG5	Long	7.55%
LIVE CATTLE FUTR JUN25	LCG5	Long	7.40%
NATURAL GAS FUTR JUN25	NGH25	Long	7.21%
GASOLINE RBOB FUT JUN25	XBH5	Short	7.06%
WTI CRUDE FUTURE JUN25	CLH5	Short	7.05%
NY HARB ULSD FUT JUN25	HOH5	Short	6.95%
SOYBEAN FUTURE MAY25	S H5	Short	6.79%
WHEAT FUTURE(CBT) MAY25	W H5	Short	6.63%
SUGAR #11 (WORLD) MAY25	SBH5	Long	2.33%
CORN FUTURE MAY25	C H5	Short	1.59%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote^	This chart does not include cash, and therefore, the investments as a percentage to total net assets (which includes cash) will not add up to 100%.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Wheat - Futures ContractFootnote Reference(1)	0.9%
Gold - Futures ContractFootnote Reference(1)	0.8%
Copper - Futures ContractFootnote Reference(1)	0.7%
Euro-Bund 10-Year Bond - Futures ContractFootnote Reference(1)	0.5%
Live Cattle - Futures ContractFootnote Reference(1)	0.4%
Long Gilt 10-Year Bond - Futures ContractFootnote Reference(1)	0.4%
Soybean - Futures ContractFootnote Reference(1)	0.2%
AUD Currency - Futures ContractFootnote Reference(1)	0.2%
Japanese Yen - Futures ContractFootnote Reference(1)	0.1%
Swiss Franc - Futures ContractFootnote Reference(1)	0.1%
Footnote	Description
Footnote(1)	At market value.
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/kmlm/#documents or upon request at 1-855-857-2638.

Effective August 1, 2024, the name of the Fund changed from the “KFA Mount Lucas Managed Futures Index Strategy ETF” to the “KraneShares Mount Lucas Managed Futures Index Strategy ETF”.

Updated Prospectus Web Address		https://kraneshares.com/kmlm/
C000220718
Shareholder Report [Line Items]
Fund Name		KraneShares SSE STAR Market 50 Index ETF
Class Name		KraneShares SSE STAR Market 50 Index ETF
Trading Symbol		KSTR
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the KraneShares SSE STAR Market 50 Index ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://kraneshares.com/kstr/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number		1-855-857-2638
Additional Information Website		https://kraneshares.com/kstr/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares SSE STAR Market 50 Index ETF	$101	0.89%

Expenses Paid, Amount		$ 101
Expense Ratio, Percent		0.89%
Factors Affecting Performance [Text Block]

(a) Shanghai Stock Exchange Science and Technology Innovation Board 50 Index

(b) The Fund is in the Morningstar U.S. ETF China Region Category

The KraneShares SSE STAR Market 50 Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Shanghai Stock Exchange ("SSE") Science and Technology Innovation Board 50 Index (the "Underlying Index"). The Underlying Index is comprised of the 50 largest companies listed on the SSE Science and Technology Innovation Board ("STAR Market") as determined by market capitalization and liquidity.

Equities listed on China's STAR Market Science & Technology Innovation Board, a sub-board of the Shanghai Stock Exchange, outperformed global equities, as measured by the MSCI ACWI. The top-performing sector within the Fund was the Information Technology sector, driven mainly by optimism over DeepSeek's innovation in AI large language models (LLMs). Within the Fund, the top-performing sectors were Information Technology and Materials, while the worst-performing sectors were Consumer Staples and Industrials. The deviation between the Fund's performance and that of the Underlying Index can be mainly attributed to management fees paid by the Fund and the index's inclusion of a name indicated in U.S. Executive Order 13959/14032(1), which was not held in the portfolio during the Period.

(1) Executive Order 13959/14032, signed by former President Trump on November 12, 2020, prohibits U.S. investors from purchasing or transacting in securities linked to Chinese companies identified as tied to the Chinese military (CMICs). It became effective on January 11, 2021. Executive Order 14032, signed by President Biden on June 3, 2021, amends Executive Order 13959 by maintaining the investment restrictions while allowing the Treasury Secretary, in coordination with the Secretaries of State and Defense, to update the list of prohibited companies. It also outlines procedures for U.S. persons to divest from such securities.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	KraneShares SSE STAR Market 50 Index ETF - $5532	MSCI China All Shares Index (Net) (USD) - $6757	SSE Science and Technology Innovation Board 50 Index (USD, TR) - $6309
Jan/21	$10000	$10000	$10000
Mar/21	$8424	$8896	$8334
Mar/22	$7504	$6743	$7555
Mar/23	$6756	$6309	$6946
Mar/24	$4360	$5260	$4688
Mar/25	$5532	$6757	$6309

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception
KraneShares SSE STAR Market 50 Index ETF	26.88%	-13.21%
MSCI China All Shares Index (Net) (USD)	28.47%	-8.96%
SSE Science and Technology Innovation Board 50 Index (USD, TR)	34.57%	-10.44%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 35,947,595	$ 35,947,595
Holdings Count | Holding	51	51
Advisory Fees Paid, Amount		$ 264,084
InvestmentCompanyPortfolioTurnover		57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$35,947,595	51	$264,084	57%

Holdings [Text Block]

 Sector WeightingsFootnote Reference*

Value	Value
Consumer Staples	0.7%
Industrials	2.6%
Materials	2.9%
Consumer Discretionary	5.6%
Health Care	12.1%
Information Technology	75.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Hygon Information Technology, Cl A	9.6%
Cambricon Technologies, Cl A	9.5%
Montage Technology, Cl A	6.5%
Beijing Kingsoft Office Software, Cl A	5.3%
Advanced Micro-Fabrication Equipment China, Cl A	4.0%
Shanghai United Imaging Healthcare, Cl A	3.9%
Shenzhen Transsion Holdings, Cl A	3.2%
Verisilicon Microelectronics Shanghai, Cl A	2.9%
Beijing Roborock Technology, Cl A	2.8%
SUPCON Technology, Cl A	2.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Web Address		https://kraneshares.com/kstr/
C000223017
Shareholder Report [Line Items]
Fund Name		KraneShares Hang Seng TECH Index ETF
Class Name		KraneShares Hang Seng TECH Index ETF
Trading Symbol		KTEC
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the KraneShares Hang Seng TECH Index ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://kraneshares.com/ktec/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number		1-855-857-2638
Additional Information Website		https://kraneshares.com/ktec/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Hang Seng TECH Index ETF	$86	0.69%

Expenses Paid, Amount		$ 86
Expense Ratio, Percent		0.69%
Factors Affecting Performance [Text Block]

(a) Hang Seng TECH Index

(b) The Fund is in the Morningstar U.S. ETF China Region Category.

The KraneShares Hang Seng TECH Index ETF seeks to provide investment results that, before expenses and fees, correspond generally to the price and yield performance of the Hang Seng TECH Index (the "Underlying Index"). The Underlying Index is designed to track the performance of the 30 largest technology companies listed in Hong Kong with significant revenue exposure to technology themes.

Internet and technology equities listed on the Hong Kong Stock Exchange significantly outperformed global equities, as represented by the MSCI ACWI, and China's equity markets more broadly, as represented by the MSCI China All Shares Index. Catalysts during the Period included stimulus measures announced by China's government in September, which included a stock market stabilization fund, consumer subsidies, and rate cuts. Meanwhile, DeepSeek, China's answer to OpenAI's ChatGPT, was reported to operate at a higher level of efﬁciency and demand fewer chips to train, potentially eliminating concerns over chip shortages for China's internet and technology firms. The Fund's inclusion of hardware companies, especially Xiaomi, led to its outperformance over China's internet equities, as hardware names were seen as beneficiaries of AI before internet firms. The deviation between the Fund's performance and that of the Underlying Index can be mainly attributed to management fees and the index's inclusion of a name indicated in U.S. Executive Order 13959/14032(1), which was not held in the portfolio during the Period, and the deduction of management fees.

(1) Executive Order 13959/14032, signed by former President Trump on November 12, 2020, prohibits U.S. investors from purchasing or transacting in securities linked to Chinese companies identified as tied to the Chinese military (CMICs). It became effective on January 11, 2021. Executive Order 14032, signed by President Biden on June 3, 2021, amends Executive Order 13959 by maintaining the investment restrictions while allowing the Treasury Secretary, in coordination with the Secretaries of State and Defense, to update the list of prohibited companies. It also outlines procedures for U.S. persons to divest from such securities.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	KraneShares Hang Seng TECH Index ETF - $6548	MSCI China All Shares Index (Net) (USD) - $7346	Hang Seng TECH Index (USD) - $6921
Jun/21	$10000	$10000	$10000
Mar/22	$5572	$7332	$5674
Mar/23	$5328	$6859	$5381
Mar/24	$4354	$5719	$4392
Mar/25	$6548	$7346	$6921

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception
KraneShares Hang Seng TECH Index ETF	50.40%	-10.51%
MSCI China All Shares Index (Net) (USD)	28.47%	-7.77%
Hang Seng TECH Index (USD)	57.58%	-9.20%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 46,081,718	$ 46,081,718
Holdings Count | Holding	29	29
Advisory Fees Paid, Amount		$ 84,353
InvestmentCompanyPortfolioTurnover		86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$46,081,718	29	$84,353	86%

Holdings [Text Block]

 Sector WeightingsFootnote Reference*Footnote Reference^

Value	Value
Consumer Staples	2.9%
Information Technology	21.4%
Communication Services	24.4%
Consumer Discretionary	44.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote^	This chart does not include cash, and therefore, the investments as a percentage to total net assets (which includes cash) will not add up to 100%.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
JD.com, Cl A	8.9%
Alibaba Group Holding	8.8%
Tencent Holdings	8.8%
Meituan, Cl B	8.6%
Xiaomi, Cl B	8.6%
NetEase	4.2%
XPeng, Cl A	4.1%
Kuaishou Technology, Cl B	4.0%
Li Auto, Cl A	4.0%
Lenovo Group	3.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Web Address		https://kraneshares.com/ktec/
C000229248
Shareholder Report [Line Items]
Fund Name		KraneShares European Carbon Allowance Strategy ETF
Class Name		KraneShares European Carbon Allowance Strategy ETF
Trading Symbol		KEUA
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the KraneShares European Carbon Allowance Strategy ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://kraneshares.com/keua/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number		1-855-857-2638
Additional Information Website		https://kraneshares.com/keua/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares European Carbon Allowance Strategy ETF	$82	0.79%

Expenses Paid, Amount		$ 82
Expense Ratio, Percent		0.79%
Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 7,359,741	$ 7,359,741
Holdings Count | Holding	3	3
Advisory Fees Paid, Amount		$ 79,253
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$7,359,741	3	$79,253	10%

Holdings [Text Block]

Market ExposureFootnote Reference*

Futures Contracts:
Futures Contract	100.9%
Collateral and Currency Management:
Short-Term Investment, GVMXX	2.7%
Exchange-Traded FundFootnote Reference**	48.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets. All Investments are presented at market value with the exception of future contracts which are presented at the notional amount.
Footnote**	Affiliated Investment

Largest Holdings [Text Block]

Futures BreakdownFootnote Reference^

Data as of 3/31/2025

Value	Value
European Union	100.0%
Footnote	Description
Footnote^	Percentages are calculated based on total notional value. Future contracts are presented at the notional value.

Updated Prospectus Web Address		https://kraneshares.com/keua/
C000229247
Shareholder Report [Line Items]
Fund Name		KraneShares California Carbon Allowance Strategy ETF
Class Name		KraneShares California Carbon Allowance Strategy ETF
Trading Symbol		KCCA
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the KraneShares California Carbon Allowance Strategy ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://kraneshares.com/kcca/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number		1-855-857-2638
Additional Information Website		https://kraneshares.com/kcca/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares California Carbon Allowance Strategy ETF	$69	0.79%

Expenses Paid, Amount		$ 69
Expense Ratio, Percent		0.79%
Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 109,082,163	$ 109,082,163
Holdings Count | Holding	3	3
Advisory Fees Paid, Amount		$ 1,500,624
InvestmentCompanyPortfolioTurnover		74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$109,082,163	3	$1,500,624	74%

Holdings [Text Block]

Market ExposureFootnote Reference*

Futures Contracts:
Futures Contract	115.5%
Collateral and Currency Management:
Short-Term Investment, GVMXX	4.4%
Exchange-Traded FundFootnote Reference**	79.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets. All Investments are presented at market value with the exception of future contracts which are presented at the notional amount.
Footnote**	Affiliated Investment

Largest Holdings [Text Block]

Futures BreakdownFootnote Reference^

Data as of 3/31/2025

Value	Value
California	100.0%
Footnote	Description
Footnote^	Percentages are calculated based on total notional value. Future contracts are presented at the notional value.

Updated Prospectus Web Address		https://kraneshares.com/kcca/
C000240471
Shareholder Report [Line Items]
Fund Name		KraneShares KWEB Covered Call Strategy ETF
Class Name		KraneShares KWEB Covered Call Strategy ETF
Trading Symbol		KLIP
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the KraneShares KWEB Covered Call Strategy ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://kraneshares.com/klip/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number		1-855-857-2638
Additional Information Website		https://kraneshares.com/klip/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares KWEB Covered Call Strategy ETF	$27	0.26%

Expenses Paid, Amount		$ 27
Expense Ratio, Percent		0.26%
Factors Affecting Performance [Text Block]

^ Fund is actively managed and does not track an Underlying Index.

(1) The Fund is in the Morningstar U.S. ETF China Region Category.

The KraneShares KWEB Covered Call Strategy ETF seeks to provide current income. To achieve its investment objective, the Fund employs a covered call strategy. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the component securities of the CSI Overseas China Internet Index or in instruments that have economic characteristics similar to those in the Index and writes (sells) covered call options on the Index or in instruments that have economic characteristics similar to writing covered call options on the Index. Currently, the Fund invests in the KraneShares CSI China Internet ETF (the "Underlying Fund"), which is an exchange-traded fund advised by Krane that seeks to track the Index, and to write (sell) covered call options on the Underlying Fund.

Elevated implied volatility in China’s internet equities led to an increase in the options premiums earned by the Fund during the Period. China's internet equities outperformed China's equity market more broadly and global equities, broadly defined, due to several positive catalysts for China's internet equities during the Period, including stimulus measures announced by China's government in September, which included a stock market stabilization fund, consumer subsidies, and rate cuts.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	KraneShares KWEB Covered Call Strategy ETF - $12179	MSCI China All Shares Index (Net) (USD) - $10337	CSI Overseas China Internet Index - $10541
Jan/23	$10000	$10000	$10000
Mar/23	$9644	$9652	$9052
Mar/24	$11021	$8047	$7744
Mar/25	$12179	$10337	$10541

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception
KraneShares KWEB Covered Call Strategy ETF	10.51%	9.29%
MSCI China All Shares Index (Net) (USD)	28.47%	1.50%
CSI Overseas China Internet Index	36.11%	2.40%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 104,568,776	$ 104,568,776
Holdings Count | Holding	9	9
Advisory Fees Paid, Amount		$ 366,857
InvestmentCompanyPortfolioTurnover		424.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$104,568,776	9	$366,857	424%

Holdings [Text Block]

(KWEB) Industry WeightingsFootnote Reference*

Value	Value
Insurance	0.7%
Media	0.8%
Short-Term InvestmentFootnote Reference†	2.1%
Diversified Consumer Services	3.2%
Real Estate Management & Development	3.5%
Consumer Finance	3.6%
Ground Transportation	3.9%
Consumer Staples Distribution & Retail	5.3%
Internet & Catalog Retail	6.6%
Hotels, Restaurants & Leisure	6.6%
Entertainment	11.5%
Broadline Retail	25.9%
Interactive Media & Services	28.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote†	This security, or a portion thereof, was purchased with cash collateral held from KWEB securities on loan.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
KraneShares CSI China Internet ETFFootnote Reference**	102.3%
Written Option - KWEB US, $36.30, 04/25/25Footnote Reference(1)	0.0%
Written Option - KWEB US, $36.17, 05/02/25Footnote Reference(1)	0.0%
Written Option - KWEB US, $36.99, 04/11/25Footnote Reference(1)	-0.2%
Written Option - KWEB US, $36.78, 04/17/25Footnote Reference(1)	-0.3%
Written Option - KWEB US, $35.58, 04/25/25Footnote Reference(1)	-0.7%
Written Option - KWEB US, $33.93, 04/04/25Footnote Reference(1)	-0.8%
Written Option - KWEB US, $35.04, 05/02/25Footnote Reference(1)	-0.9%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(1)	At market value.
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/klip/#documents or upon request at 1-855-857-2638.

The Board of the Trust approved a reverse share split of one to three (1:3) of the issued and outstanding shares of KraneShares KWEB Covered Call Strategy ETF (the "Reverse Split"). The Reverse Split was completed after the close of business on December 31, 2024. The effect of this transaction for the Fund was to reduce the number of outstanding Shares of the Fund by one-third, resulting in a corresponding increase in the NAV per Share. There were no changes in net assets, results of operation or total return as a result of this transaction.

Effective January 27, 2025, the KraneShares China Internet and Covered Call Strategy ETF was renamed the KraneShares KWEB Covered Call Strategy ETF.

Updated Prospectus Web Address		https://kraneshares.com/klip/
C000244532
Shareholder Report [Line Items]
Fund Name		KraneShares Dynamic Emerging Markets Strategy ETF
Class Name		KraneShares Dynamic Emerging Markets Strategy ETF
Trading Symbol		KEM
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the KraneShares Dynamic Emerging Markets Strategy ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://kraneshares.com/kem/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number		1-855-857-2638
Additional Information Website		https://kraneshares.com/kem/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Dynamic Emerging Markets Strategy ETF	$12	0.11%

Expenses Paid, Amount		$ 12
Expense Ratio, Percent		0.11%
Factors Affecting Performance [Text Block]

^ Fund is actively managed and does not track an Underlying Index.

(1) The Fund is in the Morningstar U.S. ETF Diversified Emerging Markets Category.

The KraneShares Dynamic Emerging Markets Strategy ETF is an active ETF that invests in other Funds to provide investors with exposure to broad Emerging Market equities while dynamically adjusting the portfolio's China weight based on fundamental, valuation and technical signals. KEM has the potential to mitigate downside risk by dynamically adjusting its allocations between the Underlying ETFs and cash and cash equivalents. By combining a strategic allocation with a systematic valuation overlay between China and the rest of Emerging Markets, KEM seeks to outperform the MSCI Emerging Markets Index ("Benchmark Index"). KEM primarily invests in the following ETFs:

• The KraneShares MSCI All China Index ETF

• The KraneShares MSCI Emerging Markets ex China Index ETF

The Fund outperformed both Emerging Markets equities, as measured by the MSCI Emerging Markets Index, and global equities, as measured by the MSCI ACWI, during the Period. The Fund's consistent overweight to China contributed positively to Fund performance. U.S. dollar strength and the anticipation of increased U.S. tariffs and protectionism weighed on Emerging Markets outside of China during the Period. Meanwhile, a re-rating of semiconductor manufacturers after their valuations reached all-time highs and DeepSeek's demonstration that large language models (LLMs) may require significantly fewer chips to train weighed on key semiconductor-producing countries, Taiwan and South Korea. China's outperformance was driven by stimulus measures announced by China's government in September, which included a stock market stabilization fund, consumer subsidies, and rate cuts, as well as critical advancements in AI technology in the country during the Period.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	KraneShares Dynamic Emerging Markets Strategy ETF - $11739	MSCI Emerging Markets Index (NR) (USD) - $11601
Aug/23	$10000	$10000
Mar/24	$10231	$10733
Mar/25	$11739	$11601

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception
KraneShares Dynamic Emerging Markets Strategy ETF	14.74%	10.52%
MSCI Emerging Markets Index (NR) (USD)	8.09%	9.71%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,862,790	$ 4,862,790
Holdings Count | Holding	2	2
Advisory Fees Paid, Amount		$ 4,570
InvestmentCompanyPortfolioTurnover		3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,862,790	2	$4,570	3%

Holdings [Text Block]

 Asset WeightingsFootnote Reference*

Value	Value
Exchange - Traded Fund	99.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
KraneShares MSCI All China Index ETFFootnote Reference**	60.0%
KraneShares MSCI Emerging Markets ex China Index ETFFootnote Reference**	39.1%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/kem/#documents or upon request at 1-855-857-2638.

Upon the recommendation of Krane Funds Advisors, LLC, the adviser to the Fund, the Board of Trustees of KraneShares Trust has approved the liquidation and termination of the Fund. Accordingly the Fund ceased operations and liquidated on May 27, 2025.

Updated Prospectus Web Address		https://kraneshares.com/kem/
C000244621
Shareholder Report [Line Items]
Fund Name		KraneShares Global Luxury Index ETF
Class Name		KraneShares Global Luxury Index ETF
Trading Symbol		KLXY
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the KraneShares Global Luxury Index ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://kraneshares.com/klxy/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number		1-855-857-2638
Additional Information Website		https://kraneshares.com/klxy/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Global Luxury Index ETF	$64	0.69%

Expenses Paid, Amount		$ 64
Expense Ratio, Percent		0.69%
Factors Affecting Performance [Text Block]

(a) Solactive Global Luxury Select Index

(b) The Fund is in the Morningstar U.S. ETF Consumer Cyclical Category.

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific equity securities index. The Fund's current index is the Solactive Global Luxury Select Index (the "Underlying Index"). The Underlying Index is a modified, free float-adjusted market capitalization-weighted index designed to measure the equity performance of companies in developed markets from global luxury-related sectors. The Underlying Index includes companies classified by the FactSet Revere Business Industry Classification system ("RBICS") as being in the travel & leisure, premium ware and apparel, luxury goods, and premium consumer goods industries that include certain luxury-related business descriptions. Solactive AG ("Index Provider") defines developed countries as the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom, or United States.

The KraneShares Global Luxury Index ETF considerably underperformed global markets during the Period. This underperformance can be attributed to lackluster earnings from top luxury names and consumption lulls in key markets like China, the United States, and Europe. Additionally, the potential for increased tariffs and protectionism in the United States is expected to weigh on the sector as macroeconomic uncertainty leads to a cautious consumer. Nonetheless, luxury companies continue to breach new markets with rising incomes in Southeast Asia, India, the Middle East, and South America. The deviation between the Fund's performance and that of the Underlying Index can be mainly attributed to management fees paid by the Fund.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	KraneShares Global Luxury Index ETF - $9269	MSCI ACWI Index (Net) (USD) - $12450	Solactive Global Luxury Select Index (NR) (USD)^ - $9347
Sep/23	$10000	$10000	$10000
Mar/24	$10708	$11619	$10782
Mar/25	$9269	$12450	$9347

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception
KraneShares Global Luxury Index ETF	-13.44%	-4.73%
MSCI ACWI Index (Net) (USD)	7.15%	15.01%
Solactive Global Luxury Select Index (NR) (USD)^	-13.30%	-4.22%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,870,891	$ 2,870,891
Holdings Count | Holding	28	28
Advisory Fees Paid, Amount		$ 21,332
InvestmentCompanyPortfolioTurnover		55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,870,891	28	$21,332	55%

Holdings [Text Block]

 Country WeightingsFootnote Reference*

Value	Value
China	0.7%
Germany	0.8%
United Kingdom	1.0%
Denmark	4.6%
Japan	7.6%
Switzerland	11.3%
Italy	11.5%
United States	23.8%
France	37.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Cie Financiere Richemont, Cl A	9.5%
LVMH Moet Hennessy Louis Vuitton	9.3%
L'Oreal	9.0%
Hermes International	8.0%
EssilorLuxottica	7.0%
Estee Lauder, Cl A	4.6%
Pandora	4.6%
Moncler	4.6%
Tapestry	4.5%
Kao	4.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Web Address		https://kraneshares.com/klxy/
C000243337
Shareholder Report [Line Items]
Trading Symbol		KSEA
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the KraneShares Rockefeller℠ Ocean Engagement ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://kraneshares.com/ksea/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number		1-855-857-2638
Additional Information Website		https://kraneshares.com/ksea/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Rockefeller℠ Ocean Engagement ETF	$86	0.86%

Expenses Paid, Amount		$ 86
Expense Ratio, Percent		0.86%
Factors Affecting Performance [Text Block]

^ Fund is actively managed and does not track an Underlying Index.

(1) The Fund is in the Morningstar U.S. ETF Miscellaneous Sector Category.

The KraneShares RockefellerSM Ocean Engagement ETF seeks to provide exposure to the rise of the "blue economy" by allocating to public companies whose business activities are materially based in and actively beneficial for the ocean. The Fund's sub-advisor, Rockefeller Asset Management LLC, proactively engages with companies held by the Fund on ocean-related matters in pursuit of healthier oceans and outperformance versus its benchmark, the MSCI All Country World Index. Holdings include companies from diverse sectors such as aquaculture, commercial fishing, waste management, renewable energy, and logistics, among others.

The Fund underperformed global markets during the Period. This underperformance was largely attributable to the energy and healthcare sectors, the worst-performing sectors within the Fund. Industrial and consumer discretionary names did help boost the Fund's overall performance. The waste management space, to which the Fund maintained a meaningful exposure during the Period, experienced solid returns, driven by a focus on technology and automation and multiple mergers and acquisitions to help improve efficiency.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	KraneShares Rockefeller℠ Ocean Engagement ETF - $10786	MSCI ACWI Index (Net) (USD) - $12401
Sep/23	$10000	$10000
Mar/24	$10739	$11574
Mar/25	$10786	$12401

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception
KraneShares Rockefeller℠ Ocean Engagement ETF	0.44%	4.99%
MSCI ACWI Index (Net) (USD)	7.15%	14.86%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,646,138	$ 2,646,138
Holdings Count | Holding	41	41
Advisory Fees Paid, Amount		$ 23,111
InvestmentCompanyPortfolioTurnover		46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,646,138	41	$23,111	46%

Holdings [Text Block]

 Sector WeightingsFootnote Reference*Footnote Reference^

Value	Value
Health Care	4.4%
Utilities	6.1%
Information Technology	8.7%
Materials	11.2%
Consumer Discretionary	11.2%
Consumer Staples	17.9%
Industrials	38.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote^	This chart does not include cash, and therefore, the investments as a percentage to total net assets (which includes cash) will not add up to 100%.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Waste Management	4.2%
Crown Holdings	3.9%
Teledyne Technologies	3.7%
Loblaw	3.7%
Republic Services, Cl A	3.5%
Trimble	3.5%
SSE PLC	3.5%
Amazon.com	3.2%
Bureau Veritas	3.2%
Jeronimo Martins	3.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/ksea/#documents or upon request at 1-855-857-2638.

Upon the recommendation of Krane Funds Advisors, LLC, the adviser to the Fund, the Board of Trustees of KraneShares Trust has approved the liquidation and termination of the Fund. Accordingly the Fund ceased operations and liquidated on May 27, 2025.

Updated Prospectus Web Address		https://kraneshares.com/ksea/
C000249202
Shareholder Report [Line Items]
Fund Name		KraneShares Hedgeye Hedged Equity Index ETF
Class Name		KraneShares Hedgeye Hedged Equity Index ETF
Trading Symbol		KSPY
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the KraneShares Hedgeye Hedged Equity Index ETF (the "Fund") for the period from July 15, 2024 (commencement of operations) to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://kraneshares.com/kspy/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number		1-855-857-2638
Additional Information Website		https://kraneshares.com/kspy/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
KraneShares Hedgeye Hedged Equity Index ETF	$50	0.69%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount		$ 50
Expense Ratio, Percent		0.69%
Factors Affecting Performance [Text Block]

*Return since Fund inception on July 15, 2024 (less than one year)

(a) Hedgeye Hedged Equity Index

(b) The Fund is in the Morningstar U.S. ETF Equity Hedged Category.

The KraneShares Hedgeye Hedged Equity Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Hedgeye Hedged Equity Index (the "Underlying Index"). The Underlying Index is designed to track the performance of a portfolio of large-cap securities subject to downside hedging and seeking to exhibit less volatility than a portfolio of large-cap securities alone. The Underlying Index models an investment in the S&P 500 Index, the purchase and sale of put options on the S&P 500 Index and Flexible Exchange® Options (“FLEX Options”) on an ETF that tracks the S&P 500 Index or a similar large-cap securities index, and the sale of call options on the S&P 500 Index. Fund assets not invested in options are invested in an ETF that seeks to track the S&P 500 Index.

The Fund underperformed the U.S. equity market, as measured by the S&P 500 Index, for most of the Period since its inception. However, the Fund began outperforming the U.S. equity market when U.S. equities entered a downtrend in mid-February 2025. At this point, widespread macroeconomic uncertainty spread among investors regarding tariffs, inflation, and the Federal Reserve's rate cut trajectory due to the Fund's use of a downside hedge against broader market declines. The deviation between the Fund's performance and that of the Underlying Index can be mainly attributed to management fees paid by the Fund.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	KraneShares Hedgeye Hedged Equity Index ETF - $10291	S&P 500 Index (TR) - $10060	Hedgeye Hedged Equity Index (PR) (USD) - $10390
Jul/15/24	$10000	$10000	$10000
Jul/24	$10004	$9810	$10010
Aug/24	$9940	$10048	$10001
Sep/24	$10064	$10262	$10102
Oct/24	$10092	$10169	$10114
Nov/24	$10456	$10766	$10514
Dec/24	$10368	$10509	$10446
Jan/25	$10599	$10802	$10692
Feb/25	$10579	$10661	$10673
Mar/25	$10291	$10060	$10390

Average Annual Return [Table Text Block]
Fund/Index Name	Cumulative Since Inception
KraneShares Hedgeye Hedged Equity Index ETF	2.91%
S&P 500 Index (TR)	0.60%
Hedgeye Hedged Equity Index (PR) (USD)	3.90%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 13,967,769	$ 13,967,769
Holdings Count | Holding	4	4
Advisory Fees Paid, Amount		$ 40,811
InvestmentCompanyPortfolioTurnover		2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$13,967,769	4	$40,811	2%

Holdings [Text Block]

S&P 500 Top ConstituentsFootnote Reference*

Value	Value
UNITEDHEALTH GROUP INC	1.0%
EXXON MOBIL CORP	1.1%
VISA INC-CLASS A SHARES	1.3%
ELI LILLY & CO	1.4%
JPMORGAN CHASE & CO	1.4%
TESLA INC	1.5%
ALPHABET INC-CL C	1.6%
BROADCOM INC	1.7%
ALPHABET INC-CL A	1.9%
BERKSHIRE HATHAWAY INC-CL B	2.1%
META PLATFORMS INC-CLASS A	2.7%
AMAZON.COM INC	3.8%
NVIDIA CORP	5.6%
MICROSOFT CORP	5.9%
APPLE INC	7.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
SPDR S&P 500 ETF Trust	96.1%
Purchased Option - S&P 500 Index, $5,780.00, 04/17/25Footnote Reference(1)	3.3%
Written Option - SPDR S&P 500 Index, $576.67, 04/17/25Footnote Reference(1)	-0.4%
Written Option - S&P 500 Index, $5,520.00, 04/17/25Footnote Reference(1)	-1.1%
Footnote	Description
Footnote(1)	At market value.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Web Address		https://kraneshares.com/kspy/
C000250789
Shareholder Report [Line Items]
Fund Name		KraneShares Artificial Intelligence and Technology ETF
Class Name		KraneShares Artificial Intelligence and Technology ETF
Trading Symbol		AGIX
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the KraneShares Artificial Intelligence and Technology ETF (the "Fund") for the period from July 17, 2024 (commencement of operations) to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://kraneshares.com/agix/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number		1-855-857-2638
Additional Information Website		https://kraneshares.com/agix/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
KraneShares Artificial Intelligence and Technology ETF	$70	0.99%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount		$ 70
Expense Ratio, Percent		0.99%
Factors Affecting Performance [Text Block]

*Return since Fund inception on July 17, 2024 (less than one year)

^ Fund is actively managed and does not track an Underlying Index

(1) The Fund is in the Morningstar U.S. ETF Technology Category.

Under normal circumstances, the KraneShares Artificial Intelligence & Technology ETF invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of artificial intelligence (AI) and technology companies and other instruments that have economic characteristics similar to such securities. The Fund considers a company to be an "AI and Technology" company if it is classified in the Technology economy within the FactSet Revere Business Industry Classification system (RBICS), which requires a company to generate at least 50% of its revenue from within the Technology economy, and has an AI Exposure Score greater than zero. An "AI and Technology" company will generally operate in the following industries, as categorized by RBICS: computer peripherals, data processing services, information technology services, internet retail, internet software/services, packaged software, semiconductors, or telecommunications equipment. An AI Exposure Score is a proprietary score used by the Underlying Index (as defined below) that attempts to quantify the exposure of a company with regard to AI. It is measured in a range from 0 (no exposure) to 5 (highest exposure) and is based on the company's public business descriptions, public filings, press releases, and financial disclosures that directly indicate involvement in AI-related business or the incorporation of AI technologies into their key operations, offerings and research and development activities.

U.S. AI equities underperformed global equities, as measured by the MSCI ACWI, during the Period. Uncertainty surrounding tariffs, the U.S. Federal Reserve's rate cut trajectory, and inflation weighed on U.S.-listed equities. The Fund's holdings in AI stocks were disproportionately affected due to their elevated valuations at launch. The Fund acquired a position in the privately-held company Anthropic during the Period.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	KraneShares Artificial Intelligence and Technology ETF - $9876	S&P 500 Index (TR) - $10138	Solactive Etna Artificial General Intelligence Index (NR) (USD) - $9724
Jul/17/24	$10000	$10000	$10000
Jul/24	$9748	$9885	$9693
Aug/24	$9832	$10125	$9764
Sep/24	$10164	$10341	$10090
Oct/24	$10284	$10247	$10226
Nov/24	$11272	$10849	$11211
Dec/24	$11389	$10590	$11328
Jan/25	$12056	$10885	$12000
Feb/25	$11285	$10743	$11172
Mar/25	$9876	$10138	$9724

Average Annual Return [Table Text Block]
Fund/Index Name	Cumulative Since Inception
KraneShares Artificial Intelligence and Technology ETF	-1.24%
S&P 500 Index (TR)	1.38%
Solactive Etna Artificial General Intelligence Index (NR) (USD)	-2.76%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 22,140,948	$ 22,140,948
Holdings Count | Holding	45	45
Advisory Fees Paid, Amount		$ 72,002
InvestmentCompanyPortfolioTurnover		49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$22,140,948	45	$72,002	49%

Holdings [Text Block]

 Sector WeightingsFootnote Reference*

Value	Value
Industrials	0.9%
Health Care	1.5%
Consumer Discretionary	10.1%
Communication Services	13.2%
Information Technology	74.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Meta Platforms, Cl A	8.0%
Microsoft	6.0%
Amazon.com	5.2%
Anthropic	4.5%
Apple	4.1%
NVIDIA	4.0%
Alphabet, Cl A	3.5%
Salesforce	3.5%
ServiceNow	3.3%
SAP	3.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Web Address		https://kraneshares.com/agix/
C000251229
Shareholder Report [Line Items]
Fund Name		KraneShares Sustainable Ultra Short Duration Index ETF
Class Name		KraneShares Sustainable Ultra Short Duration Index ETF
Trading Symbol		KCSH
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the KraneShares Sustainable Ultra Short Duration Index ETF (the "Fund") for the period from July 25, 2024 (commencement of operations) to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://kraneshares.com/kcsh/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number		1-855-857-2638
Additional Information Website		https://kraneshares.com/kcsh/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
KraneShares Sustainable Ultra Short Duration Index ETF	$14	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount		$ 14
Expense Ratio, Percent		0.20%
Factors Affecting Performance [Text Block]

*Return since Fund inception on July 25, 2024 (less than one year)

(a) Solactive ISS Sustainable Select 0-1 Year USD Corporate IG Index

(b) The Fund is in the Morningstar U.S. ETF Ultrashort Bond Category

The KraneShares Sustainable Ultra Short Duration Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Solactive ISS Sustainable Select 0-1 Year USD Corporate Investment Grade (“IG”) Index (the "Underlying Index"). The Underlying Index is designed to measure the performance of U.S. dollar denominated investment grade corporate debt securities with a maturity of up to one year that are compatible with the principal objective of the Paris Agreement, which seeks to limit temperature increases in this century to well below 2 degrees Celsius, and preferably to 1.5 degrees Celsius, above pre-industrial levels (i.e., carbon reduction target levels).

Volatility in global markets led to a shift toward the relative safety of cash-like investments, contributing to the Fund's positive performance for the Period. Furthermore, potential tariffs increased uncertainty around future inflation and interest rate trends, leading to increased demand for ultrashort bonds, which carry less interest rate risk than longer-term fixed income instruments. The deviation between the Fund's performance and that of the Underlying Index can be mainly attributed to management fees paid by the Fund.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	KraneShares Sustainable Ultra Short Duration Index ETF - $10343	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $10366	Solactive ISS Sustainable Select 0-1 Year USD Corporate IG Index (TR) (USD) - $10351
Jul/25/24	$10000	$10000	$10000
Jul/24	$10012	$10121	$10012
Aug/24	$10065	$10266	$10065
Sep/24	$10112	$10404	$10116
Oct/24	$10148	$10146	$10153
Nov/24	$10185	$10253	$10192
Dec/24	$10226	$10085	$10235
Jan/25	$10272	$10139	$10277
Feb/25	$10304	$10362	$10311
Mar/25	$10343	$10366	$10351

Average Annual Return [Table Text Block]
Fund/Index Name	Cumulative Since Inception
KraneShares Sustainable Ultra Short Duration Index ETF	3.43%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	3.66%
Solactive ISS Sustainable Select 0-1 Year USD Corporate IG Index (TR) (USD)	3.51%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 210,406,563	$ 210,406,563
Holdings Count | Holding	177	177
Advisory Fees Paid, Amount		$ 295,041
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$210,406,563	177	$295,041	0%

Holdings [Text Block]

 Maturity WeightingsFootnote Reference*Footnote Reference^

Value	Value
9-12 Months	13.8%
6-9 Months	11.7%
3-6 Months	21.0%
0-3 Months	47.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote^	This chart does not include cash, and therefore, the investments as a percentage to total net assets (which includes cash) will not add up to 100%.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Microsoft	3.125%	11/03/25	1.4%
Manufacturers & Traders Trust	4.650%	01/27/26	1.3%
Truist Financial	3.700%	06/05/25	1.0%
Toronto-Dominion Bank	1.150%	06/12/25	1.0%
American Express	4.900%	02/13/26	1.0%
Bank of Nova Scotia	4.750%	02/02/26	1.0%
Australia & New Zealand Banking Group NY	5.375%	07/03/25	1.0%
Bank of Nova Scotia	5.450%	06/12/25	1.0%
Royal Bank of Canada	4.950%	04/25/25	1.0%
United Parcel Service	3.900%	04/01/25	1.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Web Address		https://kraneshares.com/kcsh/
C000249978
Shareholder Report [Line Items]
Fund Name		KraneShares China Alpha Index ETF
Class Name		KraneShares China Alpha Index ETF
Trading Symbol		KCAI
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the KraneShares China Alpha Index ETF (the "Fund") for the period from August 27, 2024 (commencement of operations) to March 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://kraneshares.com/kcai/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number		1-855-857-2638
Additional Information Website		https://kraneshares.com/kcai/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
KraneShares China Alpha Index ETF	$50	0.79%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount		$ 50
Expense Ratio, Percent		0.79%
Factors Affecting Performance [Text Block]

*Return since Fund inception on August 27, 2024 (less than one year)

(a) Qi China Alpha Index

(b) The Fund is in the Morningstar U.S. ETF China Region Category.

The KraneShares Qi China Alpha Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Qi China Alpha Index (the "Underlying Index"). The Underlying Index seeks to provide a total return that exceeds the CSI 300 Index (the "Benchmark Index") using an automated algorithmic machine learning investment process ("AI Process") developed by Quant Insight Ltd. ("Index Provider"). The CSI 300 Index is a free-float capitalization-weighted index that tracks the performance of China A-Shares issued by the 300 largest companies by market capitalization and liquidity traded on the Shanghai Stock Exchange and Shenzhen Stock Exchange.

The Fund underperformed China's broad equity market, as represented by the MSCI China All Shares Index, during the Period, due to its investing only in China’s A-shares market during a period when China’s offshore issuers recorded higher performance. The Fund’s overweight to Financials and Industrials and underweight to both Information Technology and Consumer Discretionary led it to underperform the Benchmark Index.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	KraneShares China Alpha Index ETF - $11102	MSCI China All Shares Index (Net) (USD) - $12627	Qi China Alpha Index - $11178
Aug/27/24	$10000	$10000	$10000
Aug/24	$10108	$10086	$10116
Sep/24	$11756	$12426	$11808
Oct/24	$10988	$11770	$11046
Nov/24	$10784	$11390	$10847
Dec/24	$11057	$11561	$11128
Jan/25	$11098	$11525	$11179
Feb/25	$10938	$12454	$11013
Mar/25	$11102	$12627	$11178

Average Annual Return [Table Text Block]
Fund/Index Name	Cumulative Since Inception
KraneShares China Alpha Index ETF	11.02%
MSCI China All Shares Index (Net) (USD)	26.27%
Qi China Alpha Index	11.78%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 10,858,680	$ 10,858,680
Holdings Count | Holding	35	35
Advisory Fees Paid, Amount		$ 44,215
InvestmentCompanyPortfolioTurnover		149.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$10,858,680	35	$44,215	149%

Holdings [Text Block]

 Sector WeightingsFootnote Reference*

Value	Value
Consumer Discretionary	8.7%
Information Technology	14.5%
Materials	15.7%
Industrials	17.2%
Financials	43.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Zijin Mining Group, Cl A	3.6%
COSCO SHIPPING Holdings, Cl A	3.3%
Eoptolink Technology, Cl A	3.3%
Huaxia Bank, Cl A	3.3%
Satellite Chemical, Cl A	3.3%
Bank of Shanghai, Cl A	3.2%
China Construction Bank, Cl A	3.2%
China Galaxy Securities, Cl A	3.2%
Fuyao Glass Industry Group, Cl A	3.2%
Shanghai International Port Group, Cl A	3.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Web Address		https://kraneshares.com/kcai/
C000254137
Shareholder Report [Line Items]
Fund Name	KraneShares Man Buyout Beta Index ETF
Class Name	KraneShares Man Buyout Beta Index ETF
Trading Symbol	BUYO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the KraneShares Man Buyout Beta Index ETF (the "Fund") for the period from October 7, 2024 (commencement of operations) to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/buyo/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/buyo/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
KraneShares Man Buyout Beta Index ETF	$41	0.89%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

*Return since Fund inception on October 7, 2024 (less than one year)

(a) Man Buyout Beta Index

(b) The Fund is in the Morningstar U.S. ETF Mid-Cap Blend Category

The KraneShares Man Buyout Beta Index ETF seeks to provide investment results that, before fees and expenses, track the price and yield performance of a specific equity securities index. The Fund's current index is the Man Buyout Beta Index (the "Underlying Index"). The Underlying Index is designed to provide a proxy for private equity performance and risk exposures by focusing on small- and mid-capitalization stocks with characteristics similar to companies in private equity buyout funds. A "buyout" fund is a type of fund that targets companies for acquisition or control in an attempt to enhance the value of those acquired companies. The Fund does not invest directly in private equity funds or the privately-held shares of companies, and the Fund will not attempt to acquire or control private companies.

The Fund slightly underperformed the small to mid-capitalization U.S. equity market, as represented by the Russell 2,500 Index, during the Period. Small to mid-capitalization stocks are generally affected disproportionately during times of macroeconomic uncertainty. Heightened levels of uncertainty were introduced in mid-February 2025, which weighed on the companies held within the Fund. During the Period, a New Mexico utility company held by the Fund entered into strategic talks with a private buyer about a potential takeover. The deviation between the Fund's performance and that of the Underlying Index can be mainly attributed to management fees paid by the Fund.

AssetsNet	$ 10,216,953	$ 10,216,953
Holdings Count | Holding	304	304
Advisory Fees Paid, Amount	$ 46,688
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$10,216,953	304	$46,688	27%

Holdings [Text Block]

 Sector WeightingsFootnote Reference*

Value	Value
Utilities	1.9%
Energy	2.7%
Consumer Staples	3.7%
Communication Services	5.0%
Materials	7.6%
Financials	8.7%
Health Care	11.7%
Consumer Discretionary	13.1%
Industrials	20.1%
Information Technology	25.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Elastic	1.7%
Encompass Health	1.6%
News	1.5%
Nutanix, Cl A	1.4%
Q2 Holdings	1.2%
Option Care Health	1.1%
QIAGEN	1.1%
Light & Wonder	1.0%
Pegasystems	1.0%
Pentair	1.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Web Address	https://kraneshares.com/buyo/